Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2018
Schedule of future annual lease payments under non-cancelable operating leases
Twelve months ending December 31,	Amount
2019	$468,000
2020	444,000
2021	432,000
2022	432,000
2023	20,000
Total	$1,796,000

Schedule of litigation disputes and accrued costs

Dispute matter (unaudited)	Claims amount as of December 31, 2018	Interest and penalties	Total claim amount as of December 31, 2018
1) Guarantees	$2,152,077	$-	$2,152,077
2) Sales	20,143	9,123	29,266
3) Purchases	1,097,018	567,297	1,664,315
4) Leases	1,989,368	768,123	2,757,491
5) Labor	26,160	-	26,160
6) Others	12,264	-	12,264
Total	$5,297,030	$1,344,543	6,641,573
Payments made by related party			(1,251,542)
Accrued contingent liabilities			$5,390,031

Schedule of litigation disputes contingencies associated

Dispute matter (unaudited)	Claim amount as of December 31, 2018	Interest and penalties	Total claim amount as of December 31, 2018
1) Guarantees	$55,961,888	$10,079,066	$66,040,954
2) Purchases	1,582,218	47,831	1,630,049
3) Leases	893,835	-	893,835
4) Labor	227,576	-	227,576
Total	$58,665,517	$10,126,897	68,792,414
Settled claims			(55,126,336)
Remaining claims outstanding			$13,666,078

Related-party [Member]
Schedule of third-party borrowed from bank
Name of party being guaranteed	Guaranteed amount	Guarantee expiration date
Beijing Lianlv (borrower)	$10,031,257	April 11, 2019

Third-party [Member]
Schedule of third-party borrowed from bank
Name of party being guaranteed	Guaranteed amount	Guarantee expiration date
Tangshan Long Tang Trading Co., Ltd	$2,142,328	December 29, 2017